Fair Value - Summary of Assets and Liabilities in Each Level of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Assets
Loans Receivable, Fair Value	$ 11,268,401		$ 10,341,375			$ 6,710,211
Receivables related to Non-Residual Trusts	36,181		43,545			53,975
Servicing rights carried at fair value	1,496,073	1,513,830	1,131,124	888,210	766,943	0
Derivative instruments	78,262		62,365			949
Assets, Fair Value			11,578,409			6,765,135
Liabilities
Derivative instruments	28,474		5,882			1,102
Mandatory repurchase obligation			8,182			9,999
Professional fees liability related to certain securitizations			6,607			8,147
Contingent earn-out payments	0		5,900	10,900		6,100
Mortgage-backed debt related to Non-Residual Trusts	651,784		684,778			757,286
HMBS related obligations	9,472,666		8,652,746			5,874,552
Liabilities, Fair Value			9,364,095			6,657,186
Reverse Loans [Member]
Assets
Loans Receivable, Fair Value	9,482,030		8,738,503			6,047,108
Forward Loans in Non-Residual Trusts [Member]
Assets
Loans Receivable, Fair Value	557,786		587,265			646,498
Forward Loans Held for Sale [Member]
Assets
Loans Receivable, Fair Value	1,173,588		1,015,607			16,605
Charged Off Loans [Member]
Assets
Loans Receivable, Fair Value	54,997		0
Level 1 [Member]
Assets
Receivables related to Non-Residual Trusts			0
Servicing rights carried at fair value			0
Derivative instruments			0
Assets, Fair Value			0
Liabilities
Derivative instruments			0
Mandatory repurchase obligation			0
Professional fees liability related to certain securitizations			0
Contingent earn-out payments	0		5,900
Mortgage-backed debt related to Non-Residual Trusts			0
HMBS related obligations			0
Liabilities, Fair Value	0		5,900
Level 1 [Member] | Reverse Loans [Member]
Assets
Loans Receivable, Fair Value			0
Level 1 [Member] | Forward Loans in Non-Residual Trusts [Member]
Assets
Loans Receivable, Fair Value			0
Level 1 [Member] | Forward Loans Held for Sale [Member]
Assets
Loans Receivable, Fair Value			0
Level 2 [Member]
Assets
Receivables related to Non-Residual Trusts			0
Servicing rights carried at fair value			0
Derivative instruments	2,736		19,534
Assets, Fair Value	1,176,324		1,035,141			16,605
Liabilities
Derivative instruments	28,387		2,127			1,102
Mandatory repurchase obligation			0
Professional fees liability related to certain securitizations			0
Contingent earn-out payments			0
Mortgage-backed debt related to Non-Residual Trusts			0
HMBS related obligations			0
Liabilities, Fair Value	28,387		2,127			1,102
Level 2 [Member] | Reverse Loans [Member]
Assets
Loans Receivable, Fair Value			0
Level 2 [Member] | Forward Loans in Non-Residual Trusts [Member]
Assets
Loans Receivable, Fair Value			0
Level 2 [Member] | Forward Loans Held for Sale [Member]
Assets
Loans Receivable, Fair Value	1,173,588		1,015,607			16,605
Level 3 [Member]
Assets
Receivables related to Non-Residual Trusts	36,181		43,545			53,975
Servicing rights carried at fair value	1,496,073		1,131,124
Derivative instruments	75,526		42,831			949
Assets, Fair Value	11,702,593		10,543,268			6,748,530
Liabilities
Derivative instruments	87		3,755
Mandatory repurchase obligation			8,182			9,999
Professional fees liability related to certain securitizations			6,607			8,147
Contingent earn-out payments			0			6,100
Mortgage-backed debt related to Non-Residual Trusts	651,784		684,778			757,286
HMBS related obligations	9,472,666		8,652,746			5,874,552
Liabilities, Fair Value	10,138,975		9,356,068			6,656,084
Other Accrued Liabilities Carried at Fair Value	14,438		14,789
Level 3 [Member] | Reverse Loans [Member]
Assets
Loans Receivable, Fair Value	9,482,030		8,738,503			6,047,108
Level 3 [Member] | Forward Loans in Non-Residual Trusts [Member]
Assets
Loans Receivable, Fair Value	557,786		587,265			646,498
Level 3 [Member] | Forward Loans Held for Sale [Member]
Assets
Loans Receivable, Fair Value			0
Level 3 [Member] | Charged Off Loans [Member]
Assets
Loans Receivable, Fair Value	$ 54,997		$ 0